Stock-based Compensation - Summary of restricted stock units (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Ending balance, Shares	$ 8.23	$ 8.17
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning balance	10,678,818
Number of RSUs Outstanding Granted	7,859,084	11,421,216
Number of RSUs Outstanding, Vested	(1,570,858)	(585,623)
Number of RSUs Outstanding, Forfeited	(1,341,095)	(156,775)
Outstanding, ending balance	15,625,949	10,678,818
Weighted- Average Grant Date Fair Value Per Share, Beginning balance	$ 9.2	$ 0
Grant-date fair value	3.38	9.2
Weighted Average Grant Date Fair Value Per Share, Vested	8.76	9.2
Weighted Average Grant Date Fair Value Per Share, Forfeited	8.62	9.08
Weighted- Average Grant Date Fair Value Per Share, Ending balance	$ 6.36	9.2
Outstanding, Ending balance, Shares		$ 9.2